UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Springbank Value Partners, L.P.
                 ----------------------------------
   Address:      366 Broadway
                 ----------------------------------
                 5th Fl.
                 ----------------------------------
                 New York, NY 10013
                 ----------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy Curro
         -------------------------------
Title:   Managing Member of G.P.
         -------------------------------
Phone:   212-233-8040
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Timothy Curro                     New York, NY        2/09/07
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

SEC13F.LNS             SPRINGBANK VALUE PARTNERS, L.P.

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 12/31/06
                              RUN DATE: 12/31/06

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   46
                                        --------------------

Form 13F Information Table Value Total:           $91,361
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

    FORM 13F INFORMATION TABLE

 COLUMN 1                         COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5           COLUMN 6      COLUMN 7   COLUMN 8
 ------------------------------   ----------  ---------   --------- -----------------    ----------    --------   ------------
                                  TITLE OF                VALUE      SHRS OR   SH/ PUT/  INVESTMENT    OTHER      VOTING AUTH
 NAME OF ISSUER                   CLASS       CUSIP       (x$1000)   PRN AMT   PRN CALL  DISCRETION    MANAGERS   SOLE
 ------------------------------   ----------  ---------   --------- -----------------    ----------    --------   ------------
 ACXIOM CORP                      COM         005125109       7,010   273,300 SH              SOLE          0      273,300
 AGILYSYS INC                     COM         00847J105       1,182    70,603 SH              SOLE          0       70,603
 AMEDISYS INC                     COM         023436108         920    28,000 SH              SOLE          0       28,000
 APPLIED INDUSTRIAL TECH INC      COM         03820C105       1,447    55,000 SH              SOLE          0       55,000
 BELDEN INC                       COM         77459105        1,661    42,500 SH              SOLE          0       42,500
 CIMAREX ENERGY                   COM         171798101       2,248    61,600 SH              SOLE          0       61,600
 COGNEX CORP                      COM         192422103         965    40,500 SH              SOLE          0       40,500
 COHERENT INC                     COM         192479103         347    11,000 SH              SOLE          0       11,000
 COMMSCOPE INC                    COM         203372107       1,417    46,500 SH              SOLE          0       46,500
 CRANE CO                         COM         224399105       2,052    56,000 SH              SOLE          0       56,000
 CSG SYS INTL INC                 COM         126349109       5,240   196,046 SH              SOLE          0      196,046
 CURTISS WRIGHT CORP              COM         231561101       1,557    42,000 SH              SOLE          0       42,000
 DATASCOPE CORP                   COM         238113104         619    17,000 SH              SOLE          0       17,000
 DIGITAL INSIGHT CORP             COM         25385P106       1,905    49,500 SH              SOLE          0       49,500
 DYCOM INDS INC                   COM         267475101         887    42,000 SH              SOLE          0       42,000
 EFUNDS CORP                      COM         28224R101         468    17,000 SH              SOLE          0       17,000
 FORWARD AIR CORPORATION          COM         349853101       1,488    51,422 SH              SOLE          0       51,422
 GLOBAL PAYMENTS INC              COM         37940X102       3,519    76,000 SH              SOLE          0       76,000
 GREATBATCH INC                   COM         39153L106       1,184    44,000 SH              SOLE          0       44,000
 HEARTLAND EXPRESS INC            COM         422347104         360    24,000 SH              SOLE          0       24,000
 HYDRIL                           COM         448774109       2,293    30,500 SH              SOLE          0       30,500
 KAYDON CORP                      COM         486587108       5,782   145,500 SH              SOLE          0      145,500
 KEANE INC                        COM         486665102       1,075    90,300 SH              SOLE          0       90,300
 LINCOLN EDUCATIONAL SERVICES     COM         533535100       1,120    82,988 SH              SOLE          0       82,988
 MARINE PRODUCTS CORP             COM         568427108       2,357   200,803 SH              SOLE          0      200,803
 THE MEN'S WEARHOUSE INC          COM         587118100         976    25,500 SH              SOLE          0       25,500
 MIDDLEBY CORP                    COM         596278101       2,638    25,203 SH              SOLE          0       25,203
 MKS INSTRUMENTS INC              COM         55306N104       3,899   172,656 SH              SOLE          0      172,656
 MOLECULAR DEVICES CORP           COM         60851C107       1,822    86,496 SH              SOLE          0       86,496
 MSC INDUSTRIAL DIRECT CO-A       COM         553530106       1,820    46,500 SH              SOLE          0       46,500
 MTC TECHNOLOGIES INC             COM         55377A106       1,047    44,445 SH              SOLE          0       44,445
 MTS SYS CORP                     COM         553777103       2,242    58,065 SH              SOLE          0       58,065
 NCI BLDG SYS INC                 COM         628852105         900    17,400 SH              SOLE          0       17,400
 OPEN SOLUTIONS INC               COM         68371P102         653    17,359 SH              SOLE          0       17,359
 PEROT SYSTEMS CORP SERIES A      COM         714265105       1,872   114,200 SH              SOLE          0      114,200
 PGT INC                          COM         69336V101         936    73,970 SH              SOLE          0       73,970
 PHARMACEUTICAL PROD DEV INC      COM         717124101       1,701    52,800 SH              SOLE          0       52,800
 RADIATION THERAPY SERVICES       COM         750323206       5,015   159,095 SH              SOLE          0      159,095
 RC2 CORP                         COM         749388104       1,196    27,192 SH              SOLE          0       27,192
 ROLLINS INC                      COM         775711104       1,330    60,150 SH              SOLE          0       60,150
 SCANSOURCE INC                   COM         806037107         161     5,305 SH              SOLE          0        5,305
 PHARMANET DEVELOPMENT GROUP      COM         717148100       3,358   152,168 SH              SOLE          0      152,168
 SIMPSON MANUFACTURING CO INC     COM         829073105       3,029    95,700 SH              SOLE          0       95,700
 TECHNITROL INC                   COM         896239100       2,427   101,600 SH              SOLE          0      101,600
 VARIAN SEMICONDUCTOR EQPT ASSOCS COM         922206107       2,561    56,250 SH              SOLE          0       56,250
 WABTEC CORP                      COM         92925E108       2,670    87,900 SH              SOLE          0       87,900
